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Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

May 1, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Brighthouse Life Insurance Company
    Brighthouse Fund UL III for Variable Life Insurance
    File Nos. 333-113533; 811-09215
    Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Fund UL III for Variable Life Insurance (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated April 30, 2018 and Statement of Additional information ("SAI") dated April 30, 2018 being used for the Corporate Owned Variable Universal Life Insurance IV Policy offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI for that product contained in Post-Effective Amendment No. 17 for the Account filed with the Commission on April 25, 2018.

Please call the undersigned at (980) 949-3617 with any questions.

Very truly yours,

/s/ John B. Towers.
John B. Towers.
Corporate Counsel
Brighthouse Life Insurance Company